Contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingencies
26. Contingencies
Due to the size, complexity and nature of the Company’s operations, various legal, tax, environmental and regulatory matters are outstanding from time to time. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. While the outcomes of these matters are uncertain, based upon the information currently available, the Company does not believe that these matters in aggregate will have a material adverse effect on its consolidated financial position, cash flows or results of operations. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in its consolidated financial statements in the appropriate period relative to when such changes occur. As at December 31, 2024, the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect Eldorado’s consolidated financial position, results of operations or cash flows. Accordingly, no amounts have been accrued as at December 31, 2024.